Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 1,636	$ 3,107
Cash at bank	189,276	745,614
Total	$ 190,912	$ 748,721